Equity-accounted investees - Contributions (Detail) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 04, 2022
Details Of Investments Accounted For Using Equity Method [Line Items]
Current assets, including cash and cash equivalents	€ 402,195	€ 402,195	€ 850,042
Non-current assets, including goodwill	986,866	986,866	921,079
Goodwill	1,319,127	1,319,127	1,158,175	€ 747,465
Deferred tax liabilities	(26,048)	(26,048)	(25,478)
Investments accounted for using equity method	33,888	33,888	8,445
Revenue (100%)		(730,188)	(561,202)	(404,924)
Group's share of loss from operations (49%)		(4,082)	€ (1,485)	€ (989)
SporTech
Details Of Investments Accounted For Using Equity Method [Line Items]
Current assets, including cash and cash equivalents	13,314	13,314			€ 17,247
Non-current assets, including goodwill	1,970	1,970			1,925
Brand names	11,945	11,945			12,649
Goodwill	40,379	40,379			41,323
Technology	7,760	7,760			8,591
Liabilities	(3,351)	(3,351)			(1,363)
Deferred tax liabilities	(2,858)	(2,858)			(3,080)
Net assets (100%)	69,159	69,159			77,292
Group's share net assets (49%)	33,888	33,888			37,873
Investments accounted for using equity method	33,888	€ 33,888			€ 37,873
Revenue (100%)	1,514
Loss from operations (100%)	(8,133)
Group's share of loss from operations (49%)	€ 3,985